Note 21 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
(Dollar amounts in thousands)	Three Months Ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015

Total interest income	$7,035	$7,066	$7,151	$7,343
Total interest expense	883	990	959	988

Net interest income	6,152	6,076	6,192	6,355
Provision for loan losses	105	-	105	105

Net interest income after provision for loan losses	6,047	6,076	6,087	6,250

Total noninterest income	796	962	1,108	1,178
Total noninterest expense	4,811	5,217	4,669	5,380

Income before income taxes	2,032	1,821	2,526	2,048
Income taxes	404	316	544	298

Net income	$1,628	$1,505	$1,982	$1,750

Per share data:
Net income
Basic	$0.79	$0.73	$0.96	$0.93
Diluted	0.78	0.73	0.96	0.92
Average shares outstanding:
Basic	2,053,660	2,058,986	2,064,054	1,884,484
Diluted	2,062,867	2,068,313	2,072,639	1,893,345
(Dollar amounts in thousands)	Three Months Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014

Total interest income	$6,989	$6,919	$6,911	$7,055
Total interest expense	1,033	1,033	999	1,005

Net interest income	5,956	5,886	5,912	6,050
Provision for loan losses	180	120	70	-

Net interest income after provision for loan losses	5,776	5,766	5,842	6,050

Total noninterest income	715	857	990	1,026
Total noninterest expense	4,229	4,598	4,385	4,638

Income before income taxes	2,262	2,025	2,447	2,438
Income taxes	499	414	529	550

Net income	$1,763	$1,611	$1,918	$1,888

Per share data:
Net income
Basic	$0.87	$0.79	$0.94	$0.92
Diluted	0.86	0.79	0.93	0.92
Average shares outstanding:
Basic	2,033,480	2,038,026	2,044,124	2,049,536
Diluted	2,039,515	2,044,564	2,052,012	2,059,561